Note 12 - Leases (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 6.9
Operating Lease, Weighted Average Remaining Lease Term (Year)	4 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	5.10%
Operating Lease, Liability, Current	$ 5.4
Operating Lease, Expense	$ 5.6	$ 6.4